Voya Index Solution 2060 Portfolio Annual Fund Operating Expenses - Class ADV I S S2 Shares [Member] - Voya Index Solution 2060 Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.17%	[1]
Expenses (as a percentage of Assets)	1.00%	[1],[2]
Fee Waiver or Reimbursement	(0.25%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.75%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.17%	[1]
Expenses (as a percentage of Assets)	0.50%	[1],[2]
Fee Waiver or Reimbursement	(0.25%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.25%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.17%	[1]
Expenses (as a percentage of Assets)	0.75%	[1],[2]
Fee Waiver or Reimbursement	(0.25%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.50%	[1]
Class S2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.40%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.17%	[1]
Expenses (as a percentage of Assets)	0.90%	[1],[2]
Fee Waiver or Reimbursement	(0.25%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.65%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.57%, 0.07%, 0.32%, and 0.47% for Class ADV, Class I, Class S and Class S2 shares, respectively, through May 1, 2027 (the “ Expense Limitation Agreement ” ) . The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Directors who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended, and Acquired Fund Fees and Expenses. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Portfolio’s Board of Directors (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Portfolio upon termination of the Portfolio’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Partners, Inc. (the “ Company ” ), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business .